October 31, 1995
                       THE DREYFUS/LAUREL FUNDS, INC. _
               DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
            DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
             DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
      DREYFUS/LAUREL INSTITUTIONAL U.S. TREASURY ONLY MONEY MARKET FUND
             DREYFUS/LAUREL INSTITUTIONAL SHORT-TERM BOND FUND
              SUPPLEMENT TO PROSPECTUS DATED APRIL 10, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS' PROSPECTUS.
        Effective October 31, 1995, Dreyfus/Laurel Institutional U.S.
Treasury Only Money Market Fund and Dreyfus/Laurel Institutional Short-Term Bond Fund (collectively, the "Funds") were terminated as separate series of The Dreyfus/Laurel Funds, Inc. Accordingly, all references to the Funds in the Prospectus are hereby deleted in their entirety.
        THE FOLLOWING INFORMATION SUPPLEMENTS, SHOULD BE READ IN CONJUNCTION WITH, AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS' PROSPECTUS.
        Effective September 15, 1995, the following name changes occurred:
FORMER NAME                                              NEW NAME
Dreyfus/Laurel Institutional Prime         Dreyfus Institutional Prime
Money Market Fund                          Money Market Fund
Dreyfus/Laurel Institutional Government    Dreyfus Institutional Government
Money Market Fund                          Money Market Fund
Dreyfus/Laurel Institutional U.S.          Dreyfus Institutional U.S. Treasury
Treasury Money Market Fund                 Money Market Fund
        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS' PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES" AND "THE SHAREHOLDER SERVICING PLANS".
        Effective September 15, 1995, Class II and Class III of Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional Government Money Market Fund and Dreyfus Institutional U.S. Treasury Money Market Fund (collectively, the "Funds") are eliminated. The designation "Class I" of the Funds' only remaining class of shares also is eliminated and these shares are redesignated as shares of the Funds.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SECOND
PARAGRAPH IN THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES".
        The minimum initial investment to establish a new account in Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional Government Money Market Fund and Dreyfus Institutional U.S. Treasury Money Market Fund is $1 million. There is no minimum requirement for subsequent investments.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FOURTH
PARAGRAPH IN THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "HOW TO REDEEM
FUND SHARES _ GENERAL".
        The Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional Government Money Market Fund and Dreyfus Institutional U.S. Treasury Money Market Fund reserve the right to redeem a shareholder's account at their option upon not less than 45 days' written notice if the net asset value of such account is $10,000 or less ($500 or less in the case of holders of shares of any of the Funds since September 14, 1995) and remains at or below such amount during the notice period.
                                                       LFISTs103195